Non-controlling Interest	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Non-controlling Interest

10. Non-controlling Interest

On July 5, 2023, the Company acquired a 60% equity interest in the newly incorporated entity Drykon for a consideration of $6,780 in cash. The remaining 40% was acquired by an entity related to the Company’s Chief Executive Officer and Chairman for a consideration of $4,520 in cash. An agreement has been signed, between the shareholders of Drykon where all matters about Drykon’s structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Drykon, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Drykon and are considered by the management to be participating rights rather than protective in nature.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

10. Non-controlling Interest: – Continued:

On May 9, 2024, the Company acquired a 60% equity interest in the newly incorporated entity Accuship. The remaining 40% was acquired by an entity related to the Company’s Chief Executive Officer and Chairman. An agreement has been signed in June, between the shareholders of Accuship where all matters about Accuship’s structure, operations and governance are determined and agreed in writing. As per the agreement, the Company’s contribution consisted of a $7,320 cash payment and the issuance of 267,857 restricted common shares, while the entity related to the Company’s Chief Executive Officer and Chairman contributed $5,880 in cash. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Accuship, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Accuship and are considered by the management to be participating rights rather than protective in nature.

For the years ended December 31, 2023, 2024 and 2025, the joint ventures (Drykon and Accuship, in aggregate) recorded net losses of $502, $903 and $147, respectively. Of those amounts, aggregate losses of $201, $361 and $59, respectively, were attributable to NCI.

	2023	2024	2025
Balance, January 1,	$—	$4,319	$6,288
Non-controlling interest contribution in Drykon Maritime Corp.	4,520	—	—
Non-controlling interest contribution in Accuship Maritime Ltd.	—	5,880	—
Drykon Maritime Corp. gain/(loss) attributable to non-controlling interest (40%)	(201)	(216)	68
Accuship Maritime Ltd. loss attributable to non-controlling interest (40%)	—	(145)	(127)
Deemed dividend to Accuship Maritime Ltd. (from Konkar Venture acquisition)	—	(3,550)	—
Balance, December 31,	$4,319	$6,288	$6,229